Investments - Summary of Assets and Liabilities Evaluated at Fair Value (Detail) - BRL (R$) R$ in Thousands		Nov. 04, 2024	Oct. 29, 2024	Jun. 28, 2024
Compass business combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			R$ 51,032
Other assets and liabilities			301,948
Management contracts			77,763
Net identifiable assets acquired			755,104
Goodwill			213,327
Net assets acquired			968,431
Customer-related intangible assets recognised as of acquisition date	[1]		324,361
Brands			R$ 77,763
MAV Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				R$ 285
Other assets and liabilities				(221)
Management contracts	[1]			3,245
Net identifiable assets acquired				3,309
Goodwill				29,701
Net assets acquired				33,010
Brands	[1]			R$ 3,245
Lacan Ativos Reais Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		R$ 1,987
Other assets and liabilities		(1,497)
Management contracts	[1]	27,660
Net identifiable assets acquired		28,150
Goodwill		75,318
Net assets acquired		103,468
Brands	[1]	R$ 27,660

[1]	The valuation technique used for measuring the fair value of Management contracts, as a separately identified intangible assets, was MEEM (Multi-Period Excess Earnings).